Acquisition (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 10, 2019
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			60.00%	60.00%
Cash Consideration			¥ 180,000
Payments to Acquire Businesses, Gross			547,450
Equity Method Investments			1,949,787	$ 298,818	¥ 3,112,952
Non-controlling interests			228,162
Shan Shan Outlets
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Payments to Acquire Businesses, Gross			25,000
Property and equipment			461,408
Land use rights			837,160
Non-controlling interests			¥ 314,537
Ningbo Shanjing [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		30.38%
Cash Consideration		¥ 236,250
Harbin Shan Shan [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Cash Consideration	¥ 311,200
Equity Method Investment, Ownership Percentage			100.00%	100.00%
Equity Method Investment, Aggregate Cost			¥ 1,255,895
Equity Method Investments			52,820
Guiyang Shan Shan Guangda Outlets Plaza Co Ltd [Member]
Business Acquisition [Line Items]
Current assets			10,793
Property and equipment			342,227
Land use rights			85,746
Current liabilities			142,553
Non-controlling interests			¥ 118,485